PENSION PLANS AND POSTRETIREMENT BENEFITS - Components of plan assets and reconciliation of funded status (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 CAD ($) Y	Dec. 31, 2016 CAD ($) Y
Disclosure of net defined benefit liability (asset)
Weighted average duration of defined benefit obligations | Y	22.9	23.4
Expected future benefit payments	$ 17,200
Plan assets
Plan assets
Debt securities (as a percent)	36.50%	37.50%
Other (as a percent)	0.10%	0.10%
Total plan assets (in percent)	100.00%	100.00%
Plan assets | Canadian
Plan assets
Equity securities (as a percent)	26.50%	25.60%
Plan assets | Foreign
Plan assets
Equity securities (as a percent)	36.90%	36.80%
Pension benefits
Reconciliation of funded status to net amount recognized
Benefit obligations	$ (456,879)	$ (394,246)
Fair value of plan assets	408,105	361,232
Plan deficit and net amount recognized	(48,774)	(33,014)
Postretirement benefits
Reconciliation of funded status to net amount recognized
Benefit obligations	(30,117)	(38,010)
Plan deficit and net amount recognized	$ (30,117)	$ (38,010)